Pension, Savings, And Other Employee Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 37	$ 39	$ 40
Interest cost	29,380	31,216	36,424
Expected return on plan assets	(36,015)	(39,123)	(37,516)
Amortization of unrecognized, Prior service cost/(credit)	52	196	333
Amortization of unrecognized, Actuarial (gain)/loss	9,521	8,141	10,103
Net periodic benefit cost	2,975	469	9,384
ASC 715 curtailment (income)	0	0	0
ASC 715 settlement expense	43	0	0
Total periodic benefit costs	3,018	469	9,384
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	107	110	146
Interest cost	1,305	1,292	1,413
Expected return on plan assets	(947)	(913)	(956)
Amortization of unrecognized, Prior service cost/(credit)	95	170	(830)
Amortization of unrecognized, Actuarial (gain)/loss	(567)	(810)	(1,014)
Net periodic benefit cost	(7)	(151)	(1,241)
ASC 715 curtailment (income)	0	0	(8,283)
ASC 715 settlement expense	0	0	0
Total periodic benefit costs	$ (7)	$ (151)	$ (9,524)